Share Capital (Earnings (loss) per share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Net (loss) earnings	$ (66.7)	$ 144.2
Weighted average number of common shares outstanding (in shares)	392,649	391,675
Basic loss per share (usd per share)	$ (0.17)	$ 0.37
Dilutive effect of potential common share equivalents (in shares)	0	3,187
Diluted weighted average number of common shares outstanding (in shares)	392,649	394,862
Diluted loss per share (usd per share)	$ (0.17)	$ 0.37